Other financial assets	6 Months Ended
Jun. 30, 2024
Other financial assets
Other financial assets
9.	Other financial assets

	June 30,	December 31,
	2024	2023
	(Unaudited)
Assets measured at fair value
Investments in equity securities and trust funds (1)	1,907,590	1,210,138
Investment portfolio – Foreign currency	645,233	364,962
Hedging instruments (2)	44,124	231,463
Investment portfolio – Local currency	37,133	54,887
Assets measured at fair value through other comprehensive income	1,161	2,007
	2,635,241	1,863,457
Assets measured at amortized cost (3)	111,427	369,318
	2,746,668	2,232,775
Current	2,112,720	1,860,928
Non–current	633,948	371,847
	2,746,668	2,232,775
(1)	Includes deposits in trust companies and restricted funds in Brazil, Peru, Chile, and Colombia. See Note 9.1.
(2)	Corresponds to swap and forward contracts to hedge exchange rate and commodity price risk mainly in Ecopetrol S.A. and Interconexión Eléctrica S.A. E.S.P.
(3)	Includes investments with maturities greater than 90 days, in Chile and Colombia.

The measurement at fair value is recognized in financial results (Note 28).

9.1	Restrictions

As of June 30, 2024, and December 31, 2023, there were restricted funds of $76,801 and $68,069 respectively, which have a specific destination, mainly in ISA Interchile of $34,421 (2023: $26,666) for acquired obligations in the issuance of the 144thA Reg. S Bond that establishes certain restrictions and limitations on the use of resources with the purpose of guaranteeing the payment of interest and capital.

9.2	Fair value

The following is the classification of other financial assets recognized at fair value, corresponding to the investment portfolio:

	June 30,	December 31,
	2024	2023
	(Unaudited)
Level 1	1,985,224	1,526,458
Level 2	650,017	336,999
	2,635,241	1,863,457